                                              DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY
Issued by Delaware Life Insurance Company
 Delaware Life Variable Account F
Supplement dated May 12, 2022
to the Prospectus dated May 1, 2022

Appendix A: Funds Available under the Contract is updated as follows:

For the Franklin Allocation VIP Fund, the following Subadvisers are added to the list of Subadvisers in the Adviser/Subadviser column:

Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.